Loans Receivable (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Loans receivable:
Total loans receivable	$ 7,120,523	$ 15,519,434
Allowance for loan losses	(188,054)	(155,194)
Loans receivable, net	6,932,469	15,364,240
Within Credit Term Loans
Loans receivable:
Total loans receivable	$ 7,120,523	$ 15,519,434